Schedule of property and equipment (Details)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Property, Plant and Equipment [Line Items]
Total	$ 754,017	$ 981,154	$ 744,190	$ 971,528	$ 762,732
Less: accumulated depreciation	(594,133)	(773,107)	(524,687)	(684,970)	(529,423)
Net book value	159,884	208,047	219,503	286,558	233,309
Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	570,887	742,860	569,030	742,860	571,691
Computer and Software [Member]
Property, Plant and Equipment [Line Items]
Total	71,716	93,320	72,186	94,238	68,674
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	9,377	12,202	6,948	9,070	4,046
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	5,140	6,689	5,124	6,689	6,688
Renovation [Member]
Property, Plant and Equipment [Line Items]
Total	90,532	117,803	90,237	117,803	111,633
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total	$ 6,365	$ 8,280	$ 665	$ 868